UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia U.S. Treasury Index Fund
Class A / LUTAX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 33	0.32%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	7.26	(1.97)	0.74
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia U.S. Treasury Index Fund | Class A

|

ASR237_01_(06/25)

Columbia U.S. Treasury Index Fund
Institutional Class / IUTIX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 18	0.17%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.53	(1.80)	0.90
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia U.S. Treasury Index Fund | Institutional Class

|

ASR237_08_(06/25)

Columbia U.S. Treasury Index Fund
Institutional 2 Class / CUTRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 18	0.17%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.54	(1.79)	0.90
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia U.S. Treasury Index Fund | Institutional 2 Class

|

ASR237_15_(06/25)

Columbia U.S. Treasury Index Fund
Institutional 3 Class / CUTYX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 18	0.17%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	7.40	(1.81)	0.88
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (b)	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia U.S. Treasury Index Fund | Institutional 3 Class

|

ASR237_17_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	31,590	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,160	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia U.S. Treasury Index Fund
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia U.S. Treasury Index Fund | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/31/2026	0.750%	3,851,000	3,724,188
05/31/2026	2.125%	2,186,000	2,145,696
05/31/2026	4.875%	5,238,000	5,292,017
06/15/2026	4.125%	2,552,000	2,559,776
06/30/2026	0.875%	3,484,000	3,367,095
06/30/2026	1.875%	2,504,000	2,448,345
06/30/2026	4.625%	4,883,000	4,926,489
07/15/2026	4.500%	2,741,000	2,762,842
07/31/2026	0.625%	3,735,000	3,591,436
07/31/2026	1.875%	2,172,000	2,121,773
07/31/2026	4.375%	4,351,000	4,380,913
08/15/2026	1.500%	3,437,000	3,338,723
08/15/2026	4.375%	2,479,000	2,497,302
08/31/2026	0.750%	4,253,000	4,087,366
08/31/2026	1.375%	2,513,000	2,435,549
08/31/2026	3.750%	4,727,000	4,724,969
09/15/2026	4.625%	3,649,000	3,691,762
09/30/2026	0.875%	4,338,000	4,168,208
09/30/2026	1.625%	1,209,000	1,174,336
09/30/2026	3.500%	4,721,000	4,705,694
10/15/2026	4.625%	3,091,000	3,130,000
10/31/2026	1.125%	4,663,000	4,488,502
10/31/2026	1.625%	1,487,000	1,442,100
10/31/2026	4.125%	4,725,000	4,752,316
11/15/2026	2.000%	3,500,000	3,410,996
11/15/2026	4.625%	3,335,000	3,380,075
11/30/2026	1.250%	3,072,000	2,957,760
11/30/2026	1.625%	2,088,000	2,022,261
11/30/2026	4.250%	5,374,000	5,418,923
12/15/2026	4.375%	4,230,000	4,275,439
12/31/2026	1.250%	4,127,000	3,966,756
12/31/2026	1.750%	839,000	813,043
12/31/2026	4.250%	4,745,000	4,788,372
01/15/2027	4.000%	3,212,000	3,229,817
01/31/2027	1.500%	5,237,000	5,046,954
01/31/2027	4.125%	4,730,000	4,767,507
02/15/2027	2.250%	3,291,000	3,211,810
02/15/2027	4.125%	3,331,000	3,357,804
02/28/2027	1.125%	1,187,000	1,134,976
02/28/2027	1.875%	3,623,000	3,510,913
02/28/2027	4.125%	450,000	453,850
03/15/2027	4.250%	3,795,000	3,837,249
03/31/2027	0.625%	1,392,000	1,315,658
03/31/2027	2.500%	3,150,000	3,085,646
03/31/2027	3.875%	2,648,000	2,660,723
04/15/2027	4.500%	5,495,000	5,586,011
04/30/2027	0.500%	2,029,000	1,908,528
04/30/2027	2.750%	2,979,000	2,930,242
05/15/2027	2.375%	3,496,000	3,411,877
05/15/2027	4.500%	4,163,000	4,234,877
05/31/2027	0.500%	2,192,000	2,056,199
05/31/2027	2.625%	2,433,000	2,385,290
06/15/2027	4.625%	3,101,000	3,165,927
06/30/2027	0.500%	2,248,000	2,103,988
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2027	3.250%	2,037,000	2,022,836
07/15/2027	4.375%	3,673,000	3,732,973
07/31/2027	0.375%	1,974,000	1,837,979
07/31/2027	2.750%	3,651,000	3,584,540
08/15/2027	2.250%	3,005,000	2,917,432
08/15/2027	3.750%	4,136,000	4,150,541
08/31/2027	0.500%	3,084,000	2,872,457
08/31/2027	3.125%	3,767,000	3,727,564
09/15/2027	3.375%	3,976,000	3,958,294
09/30/2027	0.375%	3,411,000	3,159,172
09/30/2027	4.125%	3,194,000	3,235,173
10/15/2027	3.875%	3,969,000	3,995,667
10/31/2027	0.500%	1,842,000	1,706,728
10/31/2027	4.125%	2,422,000	2,452,843
11/15/2027	2.250%	3,440,000	3,329,006
11/30/2027	0.625%	3,547,000	3,289,565
11/30/2027	3.875%	2,394,000	2,410,459
12/15/2027	4.000%	1,620,000	1,637,466
12/31/2027	0.625%	3,672,000	3,397,174
12/31/2027	3.875%	3,451,000	3,477,691
01/15/2028	4.250%	3,831,000	3,895,648
01/31/2028	0.750%	4,032,000	3,734,640
01/31/2028	3.500%	3,599,000	3,590,565
02/15/2028	2.750%	4,025,000	3,935,695
02/15/2028	4.250%	3,970,000	4,039,785
02/29/2028	1.125%	4,557,000	4,257,591
02/29/2028	4.000%	3,228,000	3,263,054
03/15/2028	3.875%	3,574,000	3,603,876
03/31/2028	1.250%	3,718,000	3,479,235
03/31/2028	3.625%	2,547,000	2,550,582
04/30/2028	1.250%	3,942,000	3,681,458
04/30/2028	3.500%	2,835,000	2,827,470
05/15/2028	2.875%	3,903,000	3,822,196
05/31/2028	1.250%	3,936,000	3,668,475
05/31/2028	3.625%	2,728,000	2,729,918
06/30/2028	1.250%	3,788,000	3,524,024
06/30/2028	4.000%	2,547,000	2,578,440
07/31/2028	1.000%	4,289,000	3,948,896
07/31/2028	4.125%	2,742,000	2,785,272
08/15/2028	2.875%	3,741,000	3,656,535
08/31/2028	1.125%	3,215,000	2,965,837
08/31/2028	4.375%	3,046,000	3,117,867
09/30/2028	1.250%	3,822,000	3,533,558
09/30/2028	4.625%	3,026,000	3,123,636
10/31/2028	1.375%	3,543,000	3,282,811
10/31/2028	4.875%	3,637,000	3,784,469
11/15/2028	3.125%	3,802,000	3,738,435
11/15/2028	5.250%	993,000	1,044,124
11/30/2028	1.500%	3,632,000	3,374,355
11/30/2028	4.375%	3,578,000	3,666,332
12/31/2028	1.375%	3,442,000	3,177,665
12/31/2028	3.750%	3,652,000	3,665,695
01/31/2029	1.750%	3,845,000	3,591,771
01/31/2029	4.000%	3,886,000	3,933,968
02/15/2029	2.625%	4,030,000	3,885,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2029	5.250%	277,000	293,122
02/28/2029	1.875%	3,413,000	3,198,621
02/28/2029	4.250%	4,156,000	4,244,640
03/31/2029	2.375%	2,898,000	2,763,968
03/31/2029	4.125%	4,142,000	4,212,543
04/30/2029	2.875%	2,537,000	2,463,665
04/30/2029	4.625%	4,459,000	4,617,504
05/15/2029	2.375%	3,506,000	3,338,643
05/31/2029	2.750%	2,466,000	2,381,231
05/31/2029	4.500%	4,752,000	4,901,242
06/30/2029	3.250%	2,223,000	2,187,050
06/30/2029	4.250%	4,321,000	4,416,535
07/31/2029	2.625%	2,437,000	2,336,855
07/31/2029	4.000%	4,496,000	4,553,254
08/15/2029	1.625%	2,941,000	2,708,477
08/31/2029	3.125%	1,816,000	1,775,849
08/31/2029	3.625%	4,622,000	4,612,973
09/30/2029	3.500%	4,816,000	4,780,256
09/30/2029	3.875%	1,932,000	1,946,490
10/31/2029	4.000%	2,005,000	2,029,906
10/31/2029	4.125%	4,799,000	4,885,232
11/15/2029	1.750%	2,103,000	1,936,896
11/30/2029	3.875%	2,137,000	2,152,360
11/30/2029	4.125%	4,313,000	4,392,521
12/31/2029	3.875%	1,882,000	1,895,821
12/31/2029	4.375%	4,323,000	4,447,286
01/31/2030	3.500%	2,391,000	2,368,771
01/31/2030	4.250%	4,313,000	4,415,097
02/15/2030	1.500%	3,398,000	3,071,473
02/28/2030	4.000%	6,445,000	6,530,598
03/31/2030	3.625%	1,998,000	1,989,103
04/30/2030	3.500%	2,139,000	2,116,440
05/15/2030	0.625%	5,063,000	4,345,082
05/15/2030	6.250%	398,000	442,962
05/31/2030	3.750%	1,809,000	1,809,848
06/30/2030	3.750%	2,132,000	2,132,167
07/31/2030	4.000%	2,157,000	2,181,940
08/15/2030	0.625%	6,434,000	5,472,419
08/31/2030	4.125%	2,223,000	2,261,381
09/30/2030	4.625%	2,486,000	2,588,353
10/31/2030	4.875%	2,316,000	2,439,942
11/15/2030	0.875%	6,717,000	5,747,233
11/30/2030	4.375%	2,578,000	2,651,916
12/31/2030	3.750%	2,464,000	2,456,300
01/31/2031	4.000%	2,754,000	2,779,388
02/15/2031	1.125%	6,698,000	5,779,641
02/15/2031	5.375%	466,000	502,552
02/28/2031	4.250%	2,691,000	2,749,866
03/31/2031	4.125%	2,930,000	2,974,179
04/30/2031	4.625%	3,094,000	3,222,353
05/15/2031	1.625%	6,606,000	5,819,473
05/31/2031	4.625%	3,035,000	3,160,194
06/30/2031	4.250%	2,800,000	2,858,406
07/31/2031	4.125%	3,069,000	3,111,199
08/15/2031	1.250%	7,019,000	5,995,213
08/31/2031	3.750%	2,908,000	2,885,963
09/30/2031	3.625%	3,018,000	2,972,966
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/31/2031	4.125%	2,906,000	2,943,687
11/15/2031	1.375%	6,853,000	5,857,173
11/30/2031	4.125%	2,718,000	2,752,400
12/31/2031	4.375%	3,009,000	3,111,964
01/31/2032	4.375%	1,685,000	1,730,284
02/15/2032	1.875%	6,460,000	5,672,687
02/29/2032	4.125%	2,711,000	2,743,617
05/15/2032	2.875%	6,286,000	5,874,463
08/15/2032	2.750%	6,363,000	5,876,827
11/15/2032	4.125%	6,113,000	6,173,175
02/15/2033	3.500%	6,303,000	6,090,274
05/15/2033	3.375%	6,285,000	6,003,157
08/15/2033	3.875%	6,897,000	6,809,710
11/15/2033	4.500%	7,040,000	7,257,800
02/15/2034	4.000%	7,605,000	7,549,151
05/15/2034	4.375%	7,412,000	7,555,607
08/15/2034	3.875%	7,402,000	7,253,960
11/15/2034	4.250%	7,411,000	7,470,056
02/15/2035	4.625%	7,394,000	7,672,430
02/15/2036	4.500%	383,000	395,088
05/15/2037	5.000%	335,000	358,293
02/15/2038	4.375%	669,000	671,927
05/15/2038	4.500%	460,000	467,547
02/15/2039	3.500%	563,000	510,483
05/15/2039	4.250%	825,000	808,242
08/15/2039	4.500%	942,000	944,944
11/15/2039	4.375%	1,000,000	987,813
02/15/2040	4.625%	994,000	1,008,289
05/15/2040	1.125%	1,816,000	1,136,419
05/15/2040	4.375%	983,000	968,562
08/15/2040	1.125%	3,327,000	2,060,661
08/15/2040	3.875%	994,000	921,158
11/15/2040	1.375%	3,728,000	2,394,658
11/15/2040	4.250%	843,000	814,680
02/15/2041	1.875%	4,367,000	3,026,877
02/15/2041	4.750%	983,000	1,004,350
05/15/2041	2.250%	3,134,000	2,294,676
05/15/2041	4.375%	900,000	879,609
08/15/2041	1.750%	4,033,500	2,699,294
08/15/2041	3.750%	835,000	754,240
11/15/2041	2.000%	3,293,000	2,284,004
11/15/2041	3.125%	790,000	652,984
02/15/2042	2.375%	3,311,000	2,428,929
02/15/2042	3.125%	1,089,000	896,213
05/15/2042	3.000%	996,000	801,780
05/15/2042	3.250%	3,046,000	2,543,410
08/15/2042	2.750%	1,178,000	909,269
08/15/2042	3.375%	2,608,000	2,210,280
11/15/2042	2.750%	777,000	596,955
11/15/2042	4.000%	2,694,000	2,484,373
02/15/2043	3.125%	1,421,000	1,152,342
02/15/2043	3.875%	2,485,000	2,248,925
05/15/2043	2.875%	2,057,000	1,598,675
05/15/2043	3.875%	2,479,000	2,238,460
08/15/2043	3.625%	1,484,000	1,288,993
08/15/2043	4.375%	2,674,000	2,578,321
11/15/2043	3.750%	1,562,000	1,378,221
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2043	4.750%	2,680,000	2,708,894
02/15/2044	3.625%	1,574,000	1,361,018
02/15/2044	4.500%	2,669,000	2,608,530
05/15/2044	3.375%	1,600,000	1,329,250
05/15/2044	4.625%	2,773,000	2,751,336
08/15/2044	3.125%	1,802,000	1,434,561
08/15/2044	4.125%	1,402,000	1,299,479
11/15/2044	3.000%	929,000	722,443
11/15/2044	4.625%	2,031,000	2,011,959
02/15/2045	2.500%	2,155,000	1,531,734
02/15/2045	4.750%	1,748,000	1,760,564
05/15/2045	3.000%	1,213,000	938,748
08/15/2045	2.875%	1,302,000	983,417
11/15/2045	3.000%	985,000	758,142
02/15/2046	2.500%	1,652,000	1,157,174
05/15/2046	2.500%	1,797,000	1,253,408
08/15/2046	2.250%	2,246,000	1,485,869
11/15/2046	2.875%	1,016,000	755,809
02/15/2047	3.000%	1,178,000	893,439
05/15/2047	3.000%	1,688,000	1,278,396
08/15/2047	2.750%	2,201,000	1,586,096
11/15/2047	2.750%	2,209,000	1,587,719
02/15/2048	3.000%	2,426,000	1,821,016
05/15/2048	3.125%	2,610,000	2,002,359
08/15/2048	3.000%	2,786,000	2,082,535
11/15/2048	3.375%	2,333,000	1,863,848
02/15/2049	3.000%	2,434,000	1,811,809
05/15/2049	2.875%	2,925,000	2,121,082
08/15/2049	2.250%	3,039,000	1,926,441
11/15/2049	2.375%	2,810,000	1,826,500
02/15/2050	2.000%	2,833,000	1,682,979
05/15/2050	1.250%	3,186,000	1,550,188
08/15/2050	1.375%	4,292,000	2,141,976
11/15/2050	1.625%	4,234,000	2,257,251
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2051	1.875%	4,950,000	2,813,766
05/15/2051	2.375%	4,911,000	3,151,481
08/15/2051	2.000%	4,853,300	2,833,114
11/15/2051	1.875%	4,558,000	2,567,436
02/15/2052	2.250%	4,011,000	2,480,553
05/15/2052	2.875%	3,791,000	2,701,680
08/15/2052	3.000%	3,755,500	2,747,383
11/15/2052	4.000%	3,701,000	3,284,059
02/15/2053	3.625%	3,743,000	3,098,502
05/15/2053	3.625%	3,623,000	3,000,297
08/15/2053	4.125%	4,162,000	3,773,763
11/15/2053	4.750%	4,345,000	4,370,798
02/15/2054	4.250%	3,918,000	3,629,660
05/15/2054	4.625%	3,870,000	3,819,206
08/15/2054	4.250%	4,527,000	4,200,207
11/15/2054	4.500%	4,117,000	3,987,700
02/15/2055	4.625%	1,375,000	1,361,465
Total U.S. Treasury Obligations (Cost $828,921,719)			808,952,241

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(a),(b)	2,388,835	2,388,118
Total Money Market Funds (Cost $2,387,955)		2,388,118
Total Investments in Securities (Cost: $831,309,674)		811,340,359
Other Assets & Liabilities, Net		6,240,190
Net Assets		817,580,549
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	5,676,757	96,588,053	(99,876,764)	72	2,388,118	(261)	148,796	2,388,835
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	—	808,952,241	—	808,952,241
Money Market Funds	2,388,118	—	—	2,388,118
Total Investments in Securities	2,388,118	808,952,241	—	811,340,359
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $828,921,719)	$808,952,241
Affiliated issuers (cost $2,387,955)	2,388,118
Receivable for:
Investments sold	12,853,827
Capital shares sold	2,479,108
Dividends	10,292
Interest	7,183,987
Expense reimbursement due from Investment Manager	5,184
Deferred compensation of board members	146,023
Total assets	834,018,780
Liabilities
Due to custodian	1,353
Payable for:
Investments purchased	12,900,580
Capital shares redeemed	907,116
Distributions to shareholders	2,430,873
Management services fees	8,946
Distribution and/or service fees	189
Compensation of board members	1,192
Deferred compensation of board members	187,982
Total liabilities	16,438,231
Net assets applicable to outstanding capital stock	$817,580,549
Represented by
Paid in capital	998,699,738
Total distributable earnings (loss)	(181,119,189)
Total - representing net assets applicable to outstanding capital stock	$817,580,549
Class A
Net assets	$45,836,883
Shares outstanding	4,590,996
Net asset value per share	$9.98
Institutional Class
Net assets	$430,323,266
Shares outstanding	43,071,943
Net asset value per share	$9.99
Institutional 2 Class
Net assets	$17,146,995
Shares outstanding	1,720,308
Net asset value per share	$9.97
Institutional 3 Class
Net assets	$324,273,405
Shares outstanding	32,286,567
Net asset value per share	$10.04
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — affiliated issuers	$148,796
Interest	31,174,925
Total income	31,323,721
Expenses:
Management services fees	3,412,975
Distribution and/or service fees
Class A	67,714
Compensation of board members	20,461
Deferred compensation of board members	5,751
Total expenses	3,506,901
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,985,997)
Expense reduction	(480)
Total net expenses	1,520,424
Net investment income	29,803,297
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(50,260,721)
Investments — affiliated issuers	(261)
Net realized loss	(50,260,982)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	82,467,937
Investments — affiliated issuers	72
Net change in unrealized appreciation (depreciation)	82,468,009
Net realized and unrealized gain	32,207,027
Net increase in net assets resulting from operations	$62,010,324
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$29,803,297	$33,111,602
Net realized loss	(50,260,982)	(45,425,166)
Net change in unrealized appreciation (depreciation)	82,468,009	(22,755,660)
Net increase (decrease) in net assets resulting from operations	62,010,324	(35,069,224)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,504,206)	(1,828,072)
Class C	—	(14,574)
Institutional Class	(14,395,424)	(13,831,286)
Institutional 2 Class	(627,445)	(629,670)
Institutional 3 Class	(13,276,075)	(16,635,496)
Total distributions to shareholders	(29,803,150)	(32,939,098)
Decrease in net assets from capital stock activity	(313,209,255)	(26,528,511)
Total decrease in net assets	(281,002,081)	(94,536,833)
Net assets at beginning of year	1,098,582,630	1,193,119,463
Net assets at end of year	$817,580,549	$1,098,582,630
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,059,409	20,397,572	2,318,206	22,800,306
Distributions reinvested	83,644	829,489	68,525	673,035
Shares redeemed	(4,442,105)	(43,952,872)	(2,216,109)	(21,801,842)
Net increase (decrease)	(2,299,052)	(22,725,811)	170,622	1,671,499
Class C
Shares sold	—	—	8,387	84,164
Distributions reinvested	—	—	1,413	13,911
Shares redeemed	—	—	(96,780)	(941,850)
Net decrease	—	—	(86,980)	(843,775)
Institutional Class
Shares sold	6,778,291	67,392,273	14,141,642	139,133,788
Distributions reinvested	1,412,510	14,017,238	1,372,645	13,487,188
Shares redeemed	(5,498,567)	(54,699,600)	(24,007,129)	(236,679,396)
Net increase (decrease)	2,692,234	26,709,911	(8,492,842)	(84,058,420)
Institutional 2 Class
Shares sold	723,887	7,166,256	1,102,329	10,785,841
Distributions reinvested	35,960	355,860	40,104	393,746
Shares redeemed	(1,190,007)	(11,771,638)	(1,771,872)	(17,414,490)
Net decrease	(430,160)	(4,249,522)	(629,439)	(6,234,903)
Institutional 3 Class
Shares sold	11,932,859	119,639,008	29,782,671	295,698,975
Distributions reinvested	1,323,442	13,200,082	1,676,962	16,572,744
Shares redeemed	(45,354,335)	(445,782,923)	(25,180,927)	(249,334,631)
Net increase (decrease)	(32,098,034)	(312,943,833)	6,278,706	62,937,088
Total net decrease	(32,135,012)	(313,209,255)	(2,759,933)	(26,528,511)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2025

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Columbia U.S. Treasury Index Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$9.62	0.33	0.36	0.69	(0.33)	—	(0.33)
Year Ended 4/30/2024	$10.20	0.28	(0.58)	(0.30)	(0.28)	—	(0.28)
Year Ended 4/30/2023	$10.52	0.19	(0.33)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2022	$11.52	0.12	(0.98)	(0.86)	(0.12)	(0.02)	(0.14)
Year Ended 4/30/2021	$12.30	0.14	(0.71)	(0.57)	(0.14)	(0.07)	(0.21)
Institutional Class
Year Ended 4/30/2025	$9.62	0.35	0.37	0.72	(0.35)	—	(0.35)
Year Ended 4/30/2024	$10.21	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.52	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.53	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.30	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Institutional 2 Class
Year Ended 4/30/2025	$9.60	0.35	0.37	0.72	(0.35)	—	(0.35)
Year Ended 4/30/2024	$10.19	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.50	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.50	0.13	(0.97)	(0.84)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.27	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Institutional 3 Class
Year Ended 4/30/2025	$9.68	0.35	0.36	0.71	(0.35)	—	(0.35)
Year Ended 4/30/2024	$10.27	0.29	(0.59)	(0.30)	(0.29)	—	(0.29)
Year Ended 4/30/2023	$10.58	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.59	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.37	0.16	(0.71)	(0.55)	(0.16)	(0.07)	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

4/30/2021
Class A	0.03%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia U.S. Treasury Index Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$9.98	7.26%	0.55%	0.32% (c)	3.33%	42%	$45,837
Year Ended 4/30/2024	$9.62	(3.01% )	0.55%	0.32% (c)	2.80%	53%	$66,277
Year Ended 4/30/2023	$10.20	(1.26% )	0.56%	0.32% (c)	1.86%	56%	$68,565
Year Ended 4/30/2022	$10.52	(7.54% )	0.59%	0.32% (c)	1.03%	31%	$35,499
Year Ended 4/30/2021	$11.52	(4.66% )	0.65%	0.32% (c),(d)	1.20%	40%	$48,338
Institutional Class
Year Ended 4/30/2025	$9.99	7.53%	0.40%	0.17% (c)	3.50%	42%	$430,323
Year Ended 4/30/2024	$9.62	(2.96% )	0.40%	0.17% (c)	2.94%	53%	$388,594
Year Ended 4/30/2023	$10.21	(1.02% )	0.40%	0.17% (c)	1.98%	56%	$498,884
Year Ended 4/30/2022	$10.52	(7.48% )	0.40%	0.17% (c)	1.18%	31%	$444,883
Year Ended 4/30/2021	$11.53	(4.44% )	0.40%	0.17% (c)	1.35%	40%	$537,273
Institutional 2 Class
Year Ended 4/30/2025	$9.97	7.54%	0.40%	0.17%	3.49%	42%	$17,147
Year Ended 4/30/2024	$9.60	(2.97% )	0.40%	0.17%	2.92%	53%	$20,648
Year Ended 4/30/2023	$10.19	(1.02% )	0.40%	0.17%	1.94%	56%	$28,314
Year Ended 4/30/2022	$10.50	(7.42% )	0.40%	0.17%	1.18%	31%	$43,738
Year Ended 4/30/2021	$11.50	(4.45% )	0.40%	0.17%	1.35%	40%	$53,191
Institutional 3 Class
Year Ended 4/30/2025	$10.04	7.40%	0.40%	0.17%	3.49%	42%	$324,273
Year Ended 4/30/2024	$9.68	(2.92% )	0.40%	0.17%	2.96%	53%	$623,064
Year Ended 4/30/2023	$10.27	(1.00% )	0.40%	0.17%	1.94%	56%	$596,470
Year Ended 4/30/2022	$10.58	(7.44% )	0.40%	0.17%	1.19%	31%	$766,175
Year Ended 4/30/2021	$11.59	(4.49% )	0.40%	0.17%	1.33%	40%	$592,772
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $480.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2025 (%)
Class A	0.32
Institutional Class	0.17
Institutional 2 Class	0.17
Institutional 3 Class	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1	—	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025			Year Ended April 30, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
29,803,150	—	29,803,150	32,939,098	—	32,939,098
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
2,266,342	—	(147,245,257)	(33,521,419)
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
844,861,778	6,427,100	(39,948,519)	(33,521,419)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(12,875,915)	(134,369,342)	(147,245,257)	—

Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $366,898,589 and $680,048,255, respectively, for the year ended April 30, 2025, of which $366,898,589 and $680,048,255, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended April 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund had no borrowings during the year ended April 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At April 30, 2025, affiliated shareholders of record owned 84.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid

Columbia U.S. Treasury Index Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia U.S. Treasury Index Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia U.S. Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia U.S. Treasury Index Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia U.S. Treasury Index Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia U.S. Treasury Index Fund  | 2025

Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN237_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds' investment advisor, is responsible for bearing expenses associated with the Independent Trustees' compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant's financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025